Fair Value Measurements (Restricted Time Deposits, Narrative) (Details) - Changyou [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest income from restricted time deposits	$ 1.7
Interest expense on bank loans	$ 1.4